Share Capital (Narrative) (Details) ₪ / shares in Units, ₪ in Thousands, $ in Millions					1 Months Ended
	Mar. 06, 2022 ILS (₪) ₪ / shares shares	Mar. 06, 2022 USD ($)	Mar. 02, 2022 ILS (₪)	Mar. 02, 2022 USD ($)	Jan. 31, 2023	Aug. 16, 2022 ILS (₪) ₪ / shares shares	Aug. 16, 2022 USD ($)	Feb. 28, 2022 ILS (₪)	Feb. 28, 2023 ₪ / shares	Dec. 31, 2022 ₪ / shares shares	Dec. 31, 2021 ₪ / shares shares	Mar. 02, 2021 ₪ / shares shares	Dec. 31, 2020 ₪ / shares shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares	30,443,900					57,692,308						93,641,400
Par value per share	₪ 0.1					₪ 0.1			₪ 18	₪ 0.1	₪ 0.1	₪ 0.1	₪ 0.1
Shares issued, value per share						₪ 7.8
Gross consideration	₪ 228,900	$ 70.6	₪ 589,941	$ 178.8		₪ 450,000	$ 137.5	₪ 290,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares										101,582,902	92,510,658		82,296,628
Share capital | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Par value per share										₪ 0.1	₪ 0.1
Share premium | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Par value per share										₪ 0.1	₪ 0.1
Consolidation of registered share capital
Disclosure of classes of share capital [line items]
Reverse share split, terms					Reverse Share Split, which entailed the consolidation of its registered share capital in a 1:10 ratio. As a result, each of the ten pre-existing ordinary shares, which had a par value of 0.01 NIS, was merged into one ordinary share with a par value of 0.1 NIS.